Highly Inflationary Accounting for Venezuela Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Venezuela [Member]	Dec. 31, 2013 Venezuela [Member]	Mar. 31, 2014 Venezuelan Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate					10.7	6.3
Exchange rate adjustment pre-tax re-measurement charge					$ (64)
Net monetary assets							94.6
Cash and cash equivalents	$ 5,028	$ 5,567	$ 3,614	$ 5,199			$ 79